Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Borrowings
Current borrowings		$ 19,812
Non-current borrowings	$ 5,404	7,134	$ 15,632
Convertible notes | AgCentral Energy
Borrowings
Current borrowings		14,281
Convertible Note 3
Borrowings
Current borrowings		8,762
Non-current borrowings			8,883
Convertible Note 4
Borrowings
Current borrowings		4,405
Non-current borrowings			3,937
Convertible Note 5
Borrowings
Current borrowings		1,114
Non-current borrowings			1,124
Senior Convertible Notes
Borrowings
Non-current borrowings		7,134
Senior Convertible Notes | Nabors Lux and AgCentral Energy
Borrowings
Non-current borrowings		7,134
Shareholder Loan
Borrowings
Current borrowings		5,531
Non-current borrowings			$ 1,688
Shareholder Loan | AgCentral Energy
Borrowings
Current borrowings		$ 5,531
Promissory Note - EDF | EDF Australia Pacific Pty Ltd
Borrowings
Non-current borrowings	$ 5,404